UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-07664

          BlackRock California Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Investment Quality Municipal Trust, Inc.

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock California Investment Quality Municipal Trust (RAA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—115.7%
			California—104.6%
A	$ 40		California, GO, 5.75%, 3/01/19	09/05 @ 101	$ 40,488
			Edl. Facs. Auth., MBIA,
AAA	760	[3]	Santa Clara Univ., 5.00%, 9/01/06	N/A	793,866
AAA	240		Student Loan Prog., Ser. A, 6.00%, 3/01/16	03/07 @ 102	251,316
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	600		5.50%, 6/01/43	06/13 @ 100	665,148
A-	400		5.625%, 6/01/38	06/13 @ 100	448,216
A-	1,040		Golden St. Tobacco Sec. Corp. Tobacco Settlement Rev., Ser. A, 5.00%, 6/01/45	06/15 @ 100	1,067,913
A3	1,040		Hlth. Fac. Fin. Auth. Rev., Cedars Sinai Med Center Proj., 5.00%, 11/15/34	11/15 @ 100	1,066,801
			Los Angeles Cnty.,
AAA	1,000		Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,066,880
AAA	1,000	[3]	Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA	N/A	1,039,970
AA	1,150		Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13	08/06 @ 101	1,193,217
B-	945		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. B,
			7.50%, 12/01/24	12/12 @ 102	1,009,884
NR	1,000		Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10 @ 102	1,008,140
A2	1,000		Pub. Wks. Brd., Lease Rev., St. Univ. Proj., Ser. A, 6.10%, 10/01/06	08/05 @ 102	1,015,900
BBB+	1,000	[3]	Sacramento Pwr. Auth. Rev., Cogeneration Proj., 6.50%, 7/01/06	N/A	1,054,210
NR	1,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	1,008,330
AAA	500		San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC	08/05 @ 100	505,735
AAA	150		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 12-A, 5.90%, 5/01/26, MBIA	05/06 @ 101	154,603
AAA	40		So. California Pub. Pwr. Auth., Transm. Proj. Rev., 5.50%, 7/01/20, MBIA	08/05 @ 100	40,115
AAA	500		Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC	08/07 @ 102	535,140
BBB	900		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	940,005
AAA	370		West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	391,116

					15,296,993

			Puerto Rico—11.1%
			Pub. Fin. Corp., Ser. E,
Aaa	745	[3]	5.50%, 2/01/12	N/A	829,513
BBB-	255	[4]	5.50%, 8/01/29	02/12 @ 100	276,688
BBB	500		Public Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	517,425

					1,623,626

			Total Long-Term Investments (cost $15,910,854)		16,920,619

			SHORT-TERM INVESTMENTS—45.5%
			California—41.4%
A1+	600	[5]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. B-2, 2.18%, 8/01/05, FRDD	N/A	600,000
A-1	600	[5]	Hlth. Fac. Fin. Auth., Ser. B, 2.14%, 8/01/05, AMBAC, FRDD	N/A	600,000
VMIG1	600	[5]	Irvine Unified Sch. Dist. Spec. Tax, 2.14%, 8/01/05, FRDD	N/A	600,000
VMIG1	318	[5]	Irvine Impvt. Bond Act 1915, Spec. Assmt. Dist. 00-18, Ser. A, 2.14%, 8/01/05, FRDD	N/A	318,000
A1+	700	[5]	Met. Wtr. Dist., So. California Wtr. Wks., Ser. C-2, 2.14%, 8/01/05, FRDD	N/A	700,000
A1+	700	[5]	Newport Beach Rev., Hoag Mem. Presbyterian Hosp. Proj., 2.09%, 8/01/05, FRDD	N/A	700,000
A1+	600	[5]	Orange Cnty. Sanitation Dist., COP, Ser. B, 2.14%, 8/01/05, FRDD	N/A	600,000
A1+	700	[5]	St. Econ. Recovery, Ser. C-5, 2.09%, 8/01/05, FRDD	N/A	700,000
A1+	700	[5]	Statewide Cmnty. Dev. Auth. Rev., John Muir/Mt. Diablo Hlth. Proj., 2.05%,
			8/01/05, AMBAC, FRDD	N/A	700,000
A1+	535	[5]	St. GO, Daily Kindergarten Univ. Proj., Ser. A 4, 2.08%, 8/01/05, FRDD	N/A	535,000

					6,053,000

1

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Puerto Rico—4.1%
A-1	$ 600	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.26%, 8/03/05, AMBAC, FRWD	$ 600,000

			Total Short-Term Investments (cost $6,653,000)	6,653,000

			Total Investments—161.2% (cost $22,563,8546)	23,573,619
			Liabilities in excess of other assets (including $2,136,687 of investment purchase
			payable)—(9.9)%	(1,444,653)
			Preferred stock at redemption value, including dividends payable—(51.3)%	(7,501,439)

			Net Assets Applicable to Common Shareholders—100%	$14,627,527

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $283,700 on 3 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $332,953, with an unrealized gain of $955.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[6]	Cost for Federal income tax purposes is $22,564,968. The net unrealized appreciation on a tax basis is $1,008,651, consisting of $1,008,651 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
FGIC	—	Financial Guaranty Insurance Co.	GO	—	General Obligation
FRDD	—	Floating Rate Daily Demand	MBIA	—	Municipal Bond Insurance Assoc.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock California Investment Quality Municipal Trust, Inc.

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005